Note 6 - Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives not designated as hedging instruments:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts	Current portion of derivative assets	$636	Current portion of derivative liability	$287
	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives not designated as hedging instruments:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts	Current portion of derivative assets	$74	Current portion of derivative liability	$1,686

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
		Location of Loss	Pre- Tax
	Pre-Tax Gain (Loss)	Reclassified from	Loss Reclassified from
	Recognized in OCI	AOCI into Net Earnings	AOCI into Net Earnings

For the fiscal year ended March 31, 2024
Hot-rolled coil steel contracts	$—	Sales	$(418)
Total	$—		$(418)

Derivative Instruments, Gain (Loss) [Table Text Block]
		Gain Recognized in Earnings
	Location of Gain	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2025
Hot-rolled coil steel contracts	Gain on economic hedges of risk	$7,598
		Gain Recognized in Earnings
	Location of Gain	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2024
Hot-rolled coil steel contracts	Gain on economic hedges of risk	$1,848

Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Gain (Loss) on
Derivatives
Balance at March 31, 2023	(317)
Other comprehensive loss, net of income, before reclassification	—
Total loss reclassified from AOCI (1)	317
Net current period other comprehensive income	317
Balance at March 31, 2024	$—